Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	WELLS FARGO VARIABLE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081402
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 14, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 14, 2014
Prospectus Date	rr_ProspectusDate	Aug. 14, 2014
Supplement -- [Text Block]	wells_SupplementTextBlock_04

SUPPLEMENT TO THE PROSPECTUSES

OF

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

(the "Fund")

Effective immediately, the prospectuses are revised to reflect the following change:

The sections entitled "Principal Investment Strategies" contained in both the Fund Summaries and The Funds sections for the Fund are amended as follows:

Current language	Replacement language
While we may purchase securities of any maturity or duration, under normal circumstances, we expect to maintain an overall dollar-weighted average effective duration range between 4 and 5½ years.

While we may purchase securities of any maturity or duration, under normal circumstances, we expect to maintain an overall portfolio dollar-weighted average effective duration that is within 10% of that of the Fund's benchmark. (The Fund's benchmark, the Barclays U.S. Aggregate Bond index, had a duration of 5.60 years, as of June 30, 2014.)

(Wells Fargo Advantage VT Total Return Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

While we may purchase securities of any maturity or duration, under normal circumstances, we expect to maintain an overall portfolio dollar-weighted average effective duration that is within 10% of that of the Fund's benchmark. (The Fund's benchmark, the Barclays U.S. Aggregate Bond index, had a duration of 5.60 years, as of June 30, 2014.)